Derivative Instruments and Hedging Activities - Summary of Cross Currency Swap Agreements (Details) - Cross-Currency Interest Rate Contract kr in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 NOK (kr)
Derivative [Line Items]
Fair Value / Carrying Amount of Asset (Liability) $	$ (15,517)
NIBOR | 6.00% Margin
Derivative [Line Items]
Principal Amount $	$ 146,500	kr 1,200,000
Margin	6.00%	6.00%
Fixed Rate Payable	7.72%	7.72%
Fair Value / Carrying Amount of Asset (Liability) $	$ (9,051)
Derivative, Average Remaining Maturity	9 months 18 days
NIBOR | 4.60% Margin
Derivative [Line Items]
Principal Amount $	$ 102,000	kr 850,000
Margin	4.60%	4.60%
Fixed Rate Payable	7.89%	7.89%
Fair Value / Carrying Amount of Asset (Liability) $	$ (10,971)
Derivative, Average Remaining Maturity	2 years 8 months 12 days
NIBOR | 5.15% Margin
Derivative [Line Items]
Principal Amount $	$ 112,000	kr 1,000,000
Margin	5.15%	5.15%
Fixed Rate Payable	5.74%	5.74%
Fair Value / Carrying Amount of Asset (Liability) $	$ 4,505
Derivative, Average Remaining Maturity	4 years 8 months 12 days